Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return(3)	Net Income (millions)(4)	Adjusted EBITDA (millions)(4)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2024	$2,667,525	$1,716,384	$1,458,728	$1,226,700	$69.83	$64.8	$100.1
2023	$4,514,234	$2,893,424	$2,035,415	$1,436,436	$76.23	$6.9	$99.2
2022	$3,752,193	$3,329,440	$1,834,359	$1,686,664	$97.76	$21.2	$99.5

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Weil in the “Total” column of the Summary Compensation Table for each applicable year. Mr. Weil was our Principal Executive Officer (PEO) for all applicable years. The dollar amounts reported in column (d) represent the average of the amounts reported for our Named Executive Officers (NEOs), other than our PEO, in the “Total” column of the Summary Compensation Table in each applicable year. Our NEOs, other than our PEO, were as follows —for 2022, Brooks Pierce and Daniel Silvers; for 2023, Brooks Pierce, Carys Damon and Daniel Silvers; and for 2024, Brooks Pierce and Marilyn Jentzen.

PEO Total Compensation Amount	[1]	$ 2,667,525	$ 4,514,234	$ 3,752,193
PEO Actually Paid Compensation Amount	[2]	$ 1,716,384	2,893,424	3,329,440
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments to Summary Compensation Total to Determine Compensation Actually Paid

	Year	Amounts Reported under the Summary Compensation Table Total column	Deduction for Amounts included in the prior column for “Stock Awards” (a)	Inclusion of Equity Values (b)	Compensation Actually Paid
PEO	2024	$2,667,525	$(1,391,725)	$440,584	$1,716,384
	2023	$4,514,234	$(3,238,812)	$1,618,002	$2,893,424
	2022	$3,752,193	$(1,658,317)	$1,235,564	$3,329,440

Average for Other NEOs	2024	$1,458,728	$(316,255)	$84,227	$1,226,700
	2023	$2,035,415	$(604,895)	$5,916	$1,436,436
	2022	$1,834,359	$(649,630)	$501,935	$1,686,664

(a)	Represents the grant date fair value of equity compensation included in the Summary Compensation Table “Total” column as “Stock Awards” for the applicable year for the PEO and the average for the other NEOs.

(b)	The amounts reported in column (b) were computed as follows:

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,458,728	2,035,415	1,834,359
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,226,700	1,436,436	1,686,664
Equity Valuation Assumption Difference, Footnote [Text Block]

Components that comprise amounts shown under column “Inclusion of Equity Values” in the table above

	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested During the Year	Change in Fair Value from End of the Prior Year to the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Year	Value of Dividends or other Earnings Paid on Stock not Otherwise Reflected in Fair Value or Total Compensation	Total – Inclusion of Equity Values
PEO	2024	$458,536	$(598,956)	$686,289	$(105,285)	$—	$—	$440,584
	2023	$998,523	$(589,137)	$1,089,774	$118,842	$—	$—	$1,618,002
	2022	$530,392	$(171,525)	$897,948	$(21,251)	$—	$—	$1,235,564

Average for	2024	$106,582	$(6,471)	$28,046	$(43,930)	$—	$—	$84,227
Other NEOs	2023	$120,019	$(178,546)	$160,910	$(96,467)	$—	$—	$5,916
	2022	$334,304	$(26,721)	$225,235	$(30,883)	$—	$—	$501,935

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

The following graph illustrates the amount of “compensation actually paid” (“CAP”) to Mr. Weil and the average amount of CAP to the Company’s NEOs as a group (excluding Mr. Weil) relative to the Company’s cumulative total shareholder return (TSR) over the three years presented in the table. The CAP for 2022 reflects bonuses under the STIP bonus program that were approved for performance (measured by Adjusted EBITDA) in excess of the target. The CAP for 2023 reflects sign-on equity awards granted as part of employment agreement extensions. The CAP for 2023 and 2024 reflects a decline in the Company’s stock price relative to the beginning of the three-year period. A significant portion of compensation is comprised of performance-based bonuses and equity grants, including, in Mr. Weil’s case, equity awards that are conditioned on the attainment of stock price targets.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income

The amount of CAP to Mr. Weil and the average amount of CAP to the Company’s NEOs as a group (excluding Mr. Weil) is not aligned with the Company’s net income over the three years presented in the table. The Company has not used net income as a performance measure in the overall executive compensation program.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Adjusted EBITDA

The Company utilizes Adjusted EBITDA when setting goals for the Company’s annual performance bonuses and for the performance-based RSUs that are awarded to the NEOs. Approximately 51% of the value of total compensation awarded for target level performance to the NEOs is in the form of performance-based bonuses and restricted stock units tied to Adjusted EBITDA.

Total Shareholder Return Amount	[3]	$ 69.83	76.23	97.76
Net Income (Loss) Attributable to Parent	[4]	$ 64,800,000	$ 6,900,000	$ 21,200,000
Company Selected Measure Amount	[4],[5]	100,100,000	99,200,000	99,500,000
PEO Name		Mr. Weil	Mr. Weil	Mr. Weil
Analysis of the Information Presented in the Pay versus Performance Table

Analysis of the Information Presented in the Pay versus Performance Table

The Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

PEO [Member] | Deduction for Amounts Included in the Prior Column for "Stock Awards" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	$ (1,391,725)	$ (3,238,812)	$ (1,658,317)
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	440,584	1,618,002	1,235,564
PEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		458,536	998,523	530,392
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(598,956)	(589,137)	(171,525)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		686,289	1,089,774	897,948
PEO [Member] | Change in Fair Value from End of the Prior Year to the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(105,285)	118,842	(21,251)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Value of Dividends or other Earnings Paid on Stock not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Total Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		440,584	1,618,002	1,235,564
Non-PEO NEO [Member] | Deduction for Amounts Included in the Prior Column for "Stock Awards" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	(316,255)	(604,895)	(649,630)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	84,227	5,916	501,935
Non-PEO NEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		106,582	120,019	334,304
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,471)	(178,546)	(26,721)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		28,046	160,910	225,235
Non-PEO NEO [Member] | Change in Fair Value from End of the Prior Year to the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(43,930)	(96,467)	(30,883)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Total Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 84,227	$ 5,916	$ 501,935

[1]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Weil in the “Total” column of the Summary Compensation Table for each applicable year. Mr. Weil was our Principal Executive Officer (PEO) for all applicable years. The dollar amounts reported in column (d) represent the average of the amounts reported for our Named Executive Officers (NEOs), other than our PEO, in the “Total” column of the Summary Compensation Table in each applicable year. Our NEOs, other than our PEO, were as follows —for 2022, Brooks Pierce and Daniel Silvers; for 2023, Brooks Pierce, Carys Damon and Daniel Silvers; and for 2024, Brooks Pierce and Marilyn Jentzen.
[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Weil, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs, other than our PEO, as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine the “compensation actually paid” amounts reported above for the PEO and the average paid to the other NEOs:
[3]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[4]	The amounts shown in the columns for net income and Adjusted EBITDA for 2022 and 2023 reflect the revised amounts reported in the financial statements of the Company contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024 filed with the SEC on March 26, 2025.
[5]	Adjusted EBITDA, a non-GAAP financial measure, is defined as net income (loss) excluding depreciation and amortization, interest expense, interest income and income tax expense, and other additional exclusions and adjustments. Such additional excluded amounts include stock-based compensation U.S. GAAP charges where the associated liability is expected to be settled in stock, and changes in the value of earnout liabilities and income and expenditure in relation to legacy portions of the business (being those portions where trading no longer occurs) including closed defined benefit pension schemes. Additional adjustments are made for items considered outside the normal course of business, including (1) restructuring costs, which include charges attributable to employee severance, management changes, restructuring, dual running costs, costs related to facility closures and integration costs, (2) merger and acquisition costs, (3) gains or losses not in the ordinary course of business and (4) the costs of the restatement of previously issued financial statements. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.
[6]	Represents the grant date fair value of equity compensation included in the Summary Compensation Table “Total” column as “Stock Awards” for the applicable year for the PEO and the average for the other NEOs.
[7]	The amounts reported in column (b) were computed as follows: